Operational Ratios (Details)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Operational Ratios
Tier I Regulatory Capital	R$ 94,548,400	R$ 85,562,900
Principal Capital	86,426,500	77,547,600
Supplementary capital	8,121,900	8,015,300
Tier II Regulatory Capital	20,521,200	15,488,400
Regulatory Capital (Tier I and II)	115,069,500	101,051,200
Credit Risk (1)	627,239,500	603,286,500
Market Risk (2)	45,564,200	43,523,700
Operational Risk	74,911,200	60,643,300
Total RWA (3)	R$ 747,714,900	R$ 707,453,500
Basel I Ratio	12.64	12.09
Basel Principal Capital	11.56	10.96
Basel Regulatory Capital	15.39	14.28